Accounts Receivable, net (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts Receivable, net
Accounts receivable		33,987	40,212
Less: Allowance for doubtful accounts			(110)
Accounts receivable, net	$ 5,614	33,987	40,102